SCHEDULE OF DEPOSITS AND OTHER RECEIVABLES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deposits Prepayments And Other Receivables
Deposits paid under operating activities	$ 180,708	$ 304,324
Refundable deposits paid for acquisition of a subsidiary (note)	512,821
Prepayment	279,655	87,488
Other receivables		82,085
Deposits and other receivables	$ 973,184	$ 473,897